ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and staff welfare	$ 9,147	$ 6,345
Individual income tax withheld	875	3,702
Business tax payable	152	398
Accrued professional fees	1,950	636
Accrued advertising fees	1,004	911
Credit card processing charges	401	370
Accrued sales return	751	116	292
Accrued chargebacks	100	85
Other accrued expenses	1,180	248
Total	15,560	12,811
Movements in accrued sales return
Balance at the beginning of the period	116	292
Allowance for sales return made in the year	9,897	5,336
Utilization of accrued sales return	(9,262)	(5,512)
Balance at the end of the period	751	116	292
Additional disclosures
Chargeback incurred	$ 1,041	$ 604	$ 447